Goodwill and Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended							9 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Dec. 31, 2012 reportingunits reportablesegments	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
In process research and development associated with Sadra		$ 184
In process research and development associated with Asthmax & Intelect	26							26
Discount rate used for measurement of fair value of Asthmax & Intelect IPR&D asset - Minimum								20.00%
Future Amortization Expense, Year One									407
Finite-Lived Intangible Assets, Gross									9,389	9,170
Finite-Lived Intangible Assets, Accumulated Amortization									(3,785)	(3,441)
Goodwill, Impaired, Accumulated Impairment Loss									(9,477)	(5,127)	(4,430)
Goodwill (Textuals) [Abstract]
Goodwill impairment charges	(748)	(3,602)			(697)				(4,350)	(697)	(1,817)
Goodwill, Impairment Loss, Net of Tax		3,579									1,817
Allocated Goodwill									5,973	9,761	10,186
Intangible Assets, Net (Excluding Goodwill)									6,289	6,473	6,343
Goodwill, Purchase Accounting Adjustments									(1)	6
Goodwill, Acquired During Period									563	266
Number of reporting units with material goodwill at higher risk of failure of step one of impairment test									3
Estimate of ship-hold impact on 2010 CRM net sales							300
Other Intangible Assets (Textuals) [Abstract]
Level of excess fair value over carrying value for reporting units, except U.S. CRM reporting unit, minimum									7.00%
Level of excess fair value over carrying value for reporting units, except U.S. CRM reporting unit, maximum									11.00%
Other intangible asset charges	13	129	9	12		5	60		142	21	65
Intangible asset impairment charge, net of tax	10	110
Goodwill, Gross									15,450	14,888
Indefinite-lived intangible assets, accumulated write-offs									(9,477)	(5,127)
Indefinite-lived intangible assets, including goodwill									15,692	15,130
Future Amortization Expense, Year Two									424
Future Amortization Expense, Year Three									429
Future Amortization Expense, Year Four									428
Future Amortization Expense, Year Five									417
Discount rate used for measurement of fair value of Asthmax and Intelect IPRD asset - Maximum								25.00%
Discount rate used for measurement of fair value of Sadra IPR&D asset		20.00%
Global reportable segments									3
Reporting Unit Four [Member]
Goodwill (Textuals) [Abstract]
Goodwill impairment charges									3,602
Allocated Goodwill									556	4,004	3,915
Goodwill, Purchase Accounting Adjustments									0	(10)
Goodwill, Acquired During Period									154	99
Cardiovascular [Member]
Goodwill [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss									(1,479)	0	0
Goodwill (Textuals) [Abstract]
Goodwill impairment charges									1,479	0
Allocated Goodwill									3,249	4,542	4,372
Goodwill, Purchase Accounting Adjustments									0	(3)
Goodwill, Acquired During Period									186	173
Rhythm Management [Member]
Goodwill [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss									(6,537)	(5,127)	(4,430)
Goodwill (Textuals) [Abstract]
Goodwill impairment charges									1,410	(697)
Allocated Goodwill									577	1,661	2,342
Goodwill, Purchase Accounting Adjustments									(1)	(2)
Goodwill, Acquired During Period									327	18
MedSurg [Member]
Goodwill [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss									(1,461)	0	0
Goodwill (Textuals) [Abstract]
Goodwill impairment charges									1,461	0
Allocated Goodwill									2,147	3,558	3,472
Goodwill, Purchase Accounting Adjustments									0	11
Goodwill, Acquired During Period									50	75
U.S. Neuromodulation reporting unit [Member]
Goodwill (Textuals) [Abstract]
Allocated Goodwill									2,380
U.S. CRM reporting unit [Member]
Goodwill (Textuals) [Abstract]
Allocated Goodwill									1,266
JAPAN
Goodwill (Textuals) [Abstract]
Goodwill impairment charges									0
Allocated Goodwill									585	554	551
Goodwill, Purchase Accounting Adjustments									0	2
Goodwill, Acquired During Period									31	1
Segment, Geographical, Groups of Countries, Group Two [Member]
Goodwill (Textuals) [Abstract]
Allocated Goodwill									623	536	531
Goodwill, Purchase Accounting Adjustments									1
Goodwill, Acquired During Period									86	5
UNITED STATES
Goodwill (Textuals) [Abstract]
Goodwill impairment charges									(748)	(697)
Allocated Goodwill									4,209	4,667	5,189
Goodwill, Purchase Accounting Adjustments									(2)	14
Goodwill, Acquired During Period									292	161
U.S. CRM Reporting Unit [Member]
Goodwill (Textuals) [Abstract]
Allocated Goodwill									216
Finite-Lived Intangible Assets, Net									3,303
Technology Developed [Member]
Goodwill (Textuals) [Abstract]
Finite-Lived Intangible Assets, Net									4,636
Technology-related [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross									8,020	7,823
Finite-Lived Intangible Assets, Accumulated Amortization									(3,005)	(2,734)
Other Intangible Assets (Textuals) [Abstract]
Other intangible asset charges										9	65
Patents [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross									559	539
Finite-Lived Intangible Assets, Accumulated Amortization									(352)	(331)
Other Intangible Assets [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross									810	808
Finite-Lived Intangible Assets, Accumulated Amortization									(428)	(376)
Purchased research and development [Member]
Other Intangible Assets (Textuals) [Abstract]
Other intangible asset charges									142	12	0
Technology Core [Member]
Other Intangible Assets (Textuals) [Abstract]
Indefinite-Lived Intangible Assets (Excluding Goodwill)									242	242
Purchased research and development [Member]
Other Intangible Assets (Textuals) [Abstract]
Indefinite-Lived Intangible Assets (Excluding Goodwill)									443	502
Segment, Geographical, Groups of Countries, Group One [Member]
Goodwill [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss									(3,602)
Goodwill Impairment Loss - US									748	697
Goodwill (Textuals) [Abstract]
Allocated Goodwill									556
Intangible Assets, Net (Excluding Goodwill)									1,563
Other Intangible Assets (Textuals) [Abstract]
Goodwill Impairment Loss - EMEA									(3,602)
UNITED STATES
Goodwill [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss									$ (5,875)	$ (5,127)	$ (4,430)